Offerings	Jun. 02, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 449,279,779.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,045.54
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase common stock, preferred stock, debt securities or depositary shares of the registrant, (f) subscription rights to purchase common stock, preferred stock, debt securities, depositary shares, warrants or units consisting of some or all of these securities of the registrant, (g) purchase contracts, and (h) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. The proposed maximum offering price per security and proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. The proposed maximum offering amount is estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $500,000,000.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,720,221.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-286226
Carry Forward Initial Effective Date	Apr. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,765.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $50,720,221 registered hereunder are unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3 (File No. 333-286226) which was initially filed with the Securities and Exchange Commission on March 28, 2025 and declared effective on April 3, 2025 (the "Prior Registration Statement"), and are included in this registration statement. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $14,259, after fee offsets totaling $31,671 from unused filing fees associated with an expired prior registration statement on Form S-3 filed by the registrant with the Securities and Exchange Commission on May 28, 2021 (the "2025 S-3 Fee") with respect to an aggregate of $300,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of the 2025 S-3 Fee, $7,765 is associated with the Unsold Securities. The registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.